SAWGRASS FUND, L.L.C.

FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT AUDITORS
FOR THE YEAR ENDED DECEMBER 31, 2001

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    CONTENTS


Report of Independent Auditors.........................................  1
Statement of Assets, Liabilities and Members' Capital..................  2
Statement of Operations................................................  3
Statement of Changes in Members' Capital - Net Assets..................  4
Notes to Financial Statements..........................................  5
Schedule of Portfolio Investments...................................... 12
Schedule of Securities Sold, Not Yet Purchased......................... 19

[GRAPHICS OMITTED]

ERNST & YOUNG

 o ERNST & YOUNG LLP                o Phone: (212) 773-3000
   787 Seventh Avenue                 www.ey.com
   New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS

 To the Members of
   Sawgrass Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Sawgrass Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Sawgrass Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                    /s/ ERNST & YOUNG LLP



February 8, 2002

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   DECEMBER 31, 2001
ASSETS

Investments in securities, at market (cost - $116,188)                  $140,175
Receivable for investment securities sold                                  9,891
Interest receivable                                                            4
Dividends receivable                                                           7
                                                                        --------
      TOTAL ASSETS                                                       150,077
                                                                        --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $38,023)        31,824
Withdrawals payable                                                       12,084
Payable for investment securities purchased                                4,608
Margin borrowings                                                            517
Administration fee payable                                                    92
Accrued expenses                                                             474
                                                                        --------
      TOTAL LIABILITIES                                                   49,599
                                                                        --------
        NET ASSETS                                                      $100,478
                                                                        ========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                               $ 70,292
Net unrealized appreciation on investments                                30,186
                                                                        --------
        MEMBERS' CAPITAL - NET ASSETS                                   $100,478
                                                                        ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED
                                                                              DECEMBER 31, 2001
INVESTMENT INCOME
    Interest                                                                       $  1,717
    Dividends                                                                            46
                                                                                   --------
                                                                                      1,763
                                                                                   --------
EXPENSES
    Administration fees                                                               1,101
    Prime broker fees                                                                   456
    Professional fees                                                                   171
    Accounting and investor services fees                                               164
    Custodian fees                                                                       86
    Dividends on securities sold, not yet purchased                                      47
    Insurance expense                                                                    45
    Interest expense                                                                     35
    Board of Managers' fees and expenses                                                 27
    Miscellaneous                                                                        37
                                                                                   --------
        TOTAL EXPENSES                                                                2,169
                                                                                   --------
        NET INVESTMENT LOSS                                                            (406)
                                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) FROM:
      Investment securities                                                          (9,635)
      Purchased options                                                                (657)
      Written options                                                                  (861)
      Securities sold, not yet purchased                                              7,361
                                                                                   --------
        NET REALIZED LOSS ON INVESTMENTS                                             (3,792)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                             (7,084)
                                                                                   --------
        NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                             (10,876)
                                                                                   --------
        DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES            $(11,282)
                                                                                   ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                     PERIOD FROM
                                                                                    MARCH 15, 2000
                                                                                    (COMMENCEMENT OF
                                                               YEAR ENDED            OPERATIONS) TO
                                                            DECEMBER 31, 2001      DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES
    Net investment income (loss)                                 $   (406)             $    230
    Net realized loss on investments                               (3,792)              (35,898)
    Net change in unrealized appreciation
              on investments                                       (7,084)               37,270
                                                                 --------              --------
      INCREASE (DECREASE) IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                        (11,282)                1,602

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                          11,120               122,650
    Syndication costs                                                  --                   (85)
    Capital withdrawals                                           (19,206)               (4,321)
                                                                 --------              --------
      INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                  (8,086)              118,244

      MEMBERS' CAPITAL AT BEGINNING OF PERIOD                     119,846                    --
                                                                 --------              --------
      MEMBERS' CAPITAL AT END OF PERIOD                          $100,478              $119,846
                                                                 ========              ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

     1.  ORGANIZATION


         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.


         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.


         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.


     2.  SIGNIFICANT ACCOUNTING POLICIES


         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $175,143 and $39,690,487 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the year ended December 31, 2001, the Incentive Allocation to the Adviser was $42,901.

         Each Member of the Board Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees and expenses paid to the Managers totaled $27,205.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $424,698,833 and $353,288,213, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $30,185,613, consisting of $34,729,522 gross unrealized appreciation and $4,543,909 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2001, the Company had outstanding margin borrowings of $516,613. For the year ended December 31, 2001, the average daily amount of such borrowings was $1,025,058, and the daily weighted average annualized interest rate was 3.40%.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         There were no transactions in forward contracts during the year ended December 31, 2001.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statements of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the year ended December 31, 2001, transactions in purchased options were as follows:


                                                                 CALL OPTIONS                   PUT OPTIONS
                                                        ----------------------------     --------------------------
                                                           NUMBER                           NUMBER
                                                        OF CONTRACTS         COST        OF CONTRACTS       COST
         Beginning balance                                    330         $   83,820           423       $  81,005
         Options purchased                                  5,012          1,008,664         4,592         970,872

         Options closed                                    (1,801)          (373,909)       (2,329)       (383,275)
         Options expired                                   (2,876)          (521,602)         (164)        (56,908)
                                                           ------         ----------        ------       ---------
         Options outstanding at
         December 31, 2001                                    665         $  196,973         2,522       $ 611,694
                                                           ======         ==========        ======       =========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2001, transactions in written options were as follows:

                                                             CALL OPTIONS                       PUT OPTIONS
                                                        ----------------------------      ------------------------
                                                           NUMBER          AMOUNT OF        NUMBER       AMOUNT OF
                                                        OF CONTRACTS       PREMIUMS       OF CONTRACTS   PREMIUMS
         Beginning balance                                    423        $    40,607           330     $    92,727
         Options written                                   13,203          4,344,831         4,580       1,477,453
         Options closed                                   (10,460)        (3,651,633)       (4,217)     (1,372,418)
         Options expired                                   (3,166)          (733,805)         (693)       (197,762)
                                                          -------        -----------         -----     -----------
         Options outstanding at
           December 31, 2001                                   --        $        --            --     $        --
                                                          =======        ===========        ======     ===========

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                                                                                         MARCH 15, 2000
                                                                                                        (COMMENCEMENT OF
                                                                               YEAR ENDED                OPERATIONS) TO
                                                                           DECEMBER 31, 2001            DECEMBER 31, 2000
                                                                           -----------------            -----------------

         Net assets, end of period (000)                                        $100,478                    $119,846
         Ratio of net investment income (loss) to
         average net assets                                                        (0.37%)                      0.28%*
         Ratio of expenses to average net assets                                    2.00%                       2.06%*
         Portfolio turnover rate                                                     356%                        238%
         Total return**                                                            (9.00%)                    (1.52)%
         Average debt ratio                                                         0.94%                       0.02%

*  Annualized.
** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2002 and February 1, 2002, the Company received initial and additional capital contributions from members of $820,000 and $2,136,000, respectively.

         During January 2002, the Adviser withdrew $42,901 representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2001.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                COMMON STOCK - 138.44%
                    APPLICATIONS SOFTWARE - 7.02%
         62,200       Mercury Interactive Corp.*                          (a)  $  2,113,556
         56,500       Rational Software Corp.*                            (a)     1,101,750
        137,250       Siebel Systems, Inc.*                               (a)     3,840,255
                                                                               ------------
                                                                                  7,055,561
                                                                               ------------
                    BUILDING - MAINTENANCE & SERVICE - 0.92%
        179,950       Integrated Electrical Services, Inc.*                         921,344
                                                                               ------------
                    BUILDING - RESIDENTIAL/COMMERCIAL - 15.32%
         52,850       Beazer Homes USA, Inc.*                             (a)     3,867,035
         73,300       Centex Corp.                                                4,184,697
         85,375       D.R. Horton, Inc.                                           2,771,273
         97,725       Lennar Corp.                                                4,575,484
                                                                               ------------
                                                                                 15,398,489
                                                                               ------------
                    COLLECTIBLES - 5.90%
        193,600       Action Performance Companies, Inc.*                 (a)     5,926,096
                                                                               ------------
                    COMMERCIAL SERVICES - FINANCE - 3.83%
         29,600       Concord EFS, Inc.*                                            970,288
         53,300       Factual Data Corp.*                                           453,050
         69,550       Paychex, Inc.                                       (a)     2,423,817
                                                                               ------------
                                                                                  3,847,155
                                                                               ------------
                    COMPUTERS - 0.86%
         42,300       Hewlett-Packard Company                                       868,842
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    COMPUTERS - MEMORY DEVICES - 0.66%
         49,150       EMC Corp.                                           (a)  $    660,576
                                                                               ------------
                    CONSUMER PRODUCTS - MISCELLANEOUS - 0.58%
        106,650       CNS, Inc.*                                                    581,242
                                                                               ------------
                    DISTRIBUTION/WHOLESALE - 3.55%
        129,900       SCP Pool Corp.*                                             3,565,755
                                                                               ------------
                    E-COMMERCE/SERVICES - 0.24%
         66,900       HomeStore.com, Inc.*                                          240,840
                                                                               ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 14.82%
         16,100       Applied Micro Circuits Corp.*                                 182,252
        202,800       ATI Techonologies, Inc.*                            (a)     2,575,560
         95,800       Cree, Inc.*                                                 2,822,268
         63,600       Infineon Technologies AG, ADR                       (a)     1,291,080
        119,400       Micron Technology, Inc.                                     3,701,400
         28,600       NVIDIA Corp.*                                               1,913,340
         22,800       QLogic Corp.*                                               1,014,828
        118,000       Rambus, Inc.*                                       (a)       942,820
         15,900       Texas Instruments, Inc.                                       445,200
                                                                               ------------
                                                                                 14,888,748
                                                                               ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 4.63%
        115,250       Celestica, Inc.*                                    (a)     4,654,948
                                                                               ------------
                    ELECTRONIC FORMS - 0.05%
         13,800       Convera Corp.*                                                 46,230
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    ENTERPRISE SOFTWARE/SERVICES - 2.94%
         31,400       Computer Associates International, Inc.             (a)  $  1,082,986
         46,650       PeopleSoft, Inc.*                                           1,875,330
                                                                               ------------
                                                                                  2,958,316
                                                                               ------------
                    ENTERTAINMENT SOFTWARE - 3.61%
         60,450       Electronic Arts, Inc.*                                      3,623,978
                                                                               ------------
                    ENVIRONMENTAL CONSULTING & ENGINEERING - 4.04%
         81,100       TRC Companies, Inc.*                                        4,055,000
                                                                               ------------
                    FOOD - DAIRY PRODUCTS - 0.76%
         46,300       Horizon Organic Holding Corp.*                                764,876
                                                                               ------------
                    FOOD - RETAIL - 5.22%
        120,400       Whole Foods Market, Inc.*                           (a)     5,244,624
                                                                               ------------
                    FOOD - WHOLESALE/DISTRIBUTORS - 1.75%
         70,500       United Natural Foods, Inc.*                                 1,762,500
                                                                               ------------
                    HEALTH CARE COST CONTAINMENT - 8.34%
        513,700       Caremark Rx, Inc.*                                  (a)     8,378,447
                                                                               ------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.64%
         29,800       F5 Networks, Inc.*                                            641,892
                                                                               ------------
                    INTERNET SECURITY - 3.71%
         93,600       Check Point Software Technologies, Ltd.*            (a)     3,733,704
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    MACHINERY - PRINT TRADE - 0.14%
         15,600       Presstek, Inc.*                                          $    143,052
                                                                               ------------
                    MEDICAL - DRUGS - 1.76%
         77,000       ViroPharma, Inc.*                                           1,767,150
                                                                               ------------
                    MEDICAL LABS & TESTING SERVICES - 1.42%
         52,000       Specialty Laboratories, Inc.*                               1,429,480
                                                                               ------------
                    MEDICAL LASER SYSTEMS - 0.50%
        243,800       Laser Vision Centers, Inc.*                                   504,666
                                                                               ------------
                    MEDICAL - NURSING HOMES - 11.43%
        801,850       Beverly Enterprises, Inc.*                          (a)     6,895,910
        193,800       Manor Care, Inc.*                                   (a)     4,594,998
                                                                               ------------
                                                                                 11,490,908
                                                                               ------------
                    PHARMACY SERVICES - 3.94%
        134,740       AdvancePCS*                                         (a)     3,954,619
                                                                               ------------
                    PHYSICAL THERAPY/REHABILITATION CENTERS - 2.38%
         10,200       RehabCare Group, Inc.*                                        301,920
        129,300       U.S. Physical Therapy, Inc.*                                2,089,488
                                                                               ------------
                                                                                  2,391,408
                                                                               ------------
                    RETAIL - BOOKSTORE - 1.37%
         46,650       Barnes & Noble, Inc.*                                       1,380,840
                                                                               ------------
                    RETAIL - COMPUTER EQUIPMENT - 3.19%
         80,150       Electronics Boutique Holdings Corp.*                        3,201,191
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    RETAIL - OFFICE SUPPLIES - 2.39%
        129,400       Office Depot, Inc.                                  (a)  $  2,399,076
                                                                               ------------
                    SCHOOLS - 6.50%
        125,150       Apollo Group, Inc., Class A*                        (a)     5,633,001
         39,000       Edison Schools, Inc.*                                         766,350
         20,400       Nobel Learning Communities, Inc.*                             126,684
                                                                               ------------
                                                                                  6,526,035
                                                                               ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 9.12%
         82,950       Genesis Microchip, Inc.*                            (a)     5,484,654
        214,200       Taiwan Semiconductor Manufacturing Co., Ltd.*               3,677,814
                                                                               ------------
                                                                                  9,162,468
                                                                               ------------
                    SEMICONDUCTOR EQUIPMENT - 4.28%
         25,250       Applied Materials, Inc.*                                    1,012,525
         83,350       Novellus Systems, Inc.*                                     3,288,157
                                                                               ------------
                                                                                  4,300,682
                                                                               ------------
                    X-RAY EQUIPMENT - 0.63%
         96,200       Bruker AXS, Inc.                                              629,148
                                                                               ------------
                      TOTAL COMMON STOCK (COST $113,180,034)                    139,099,886
                                                                               ============

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                    PRIVATE PLACEMENT - 0.52%
        104,200       Pentastar Communications, Inc., Private Placement*1      $    521,000
                                                                               ------------
                      TOTAL PRIVATE PLACEMENT (COST $2,199,433)                     521,000
                                                                               ============

      NUMBER OF
      CONTRACTS
                CALL OPTION - 0.11%
                    MEDICAL - DRUGS - 0.11%
            665       Schering - Plough Corp., 01/19/02, $35.00                     109,725
                                                                               ------------
                      TOTAL CALL OPTION (COST $196,973)                             109,725
                                                                               ============

                PUT OPTIONS - 0.44%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - .04%
             68       ATI Technologies, Inc., 01/19/02, $12.50                        4,080
            336       Micron Technology, Inc., 01/19/02, $30.00                      35,280
                                                                               ------------
                                                                                     39,360
                                                                               ------------
                    ENTERPRISE SOFTWARE/SERVICES - 0.02%
            118       PeopleSoft, Inc., 01/19/02, $40.00                             18,880
                                                                               ------------
                    INTERNET SECURITIES - 0.04%
            203       Check Point Software Technologies Ltd., 01/19/02, $40.00       44,660
                                                                               ------------
                    MEDICAL - NURSING HOMES - 0.11%
            791       Beverly Enterprises, Inc., 01/19/02, $10.00                   106,785
            485       Manor Care, Inc., 01/19/02, $20.00                              2,425
                                                                               ------------
                                                                                    109,210
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
      NUMBER OF                                                                MARKET VALUE
      CONTRACTS
                PUT OPTIONS - (CONTINUED)
                    SEMICONDUCTOR EQUIPMENT - 0.04%
            167       Novellus Systems, Inc., 01/19/02, $40.00                 $     37,575
                                                                               ------------
                    THERAPEUTICS - 0.19%
            354       Biopure Corp., 01/19/02, $20.00                               194,700
                                                                               ------------
                      TOTAL PUT OPTIONS (COST $611,694)                             444,385
                                                                               ============
                      TOTAL INVESTMENTS (COST $116,188,134) - 139.51%           140,174,996

                      OTHER ASSETS LESS LIABILITIES - (39.51%)                  (39,697,372)
                                                                               ------------
                      NET ASSETS - 100.00%                                     $100,477,624
                                                                               ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*   Non-income producing security.

1 Security was purchased under Rule 144 of the Securities Act of 1933. This security is now freely tradable. At December 31, 2001, this security represents 0.52% of net assets.

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (31.67%)
                    ADVERTISING SERVICES - (0.99%)
         43,500       Getty Images, Inc.                                       $   (999,630)
                                                                               ------------
                    APPLICATIONS SOFTWARE - (1.07%)
         20,700       Mercury Interactive Corp.                                    (703,386)
         19,000       Rational Software Corp.                                      (370,500)
                                                                               ------------
                                                                                 (1,073,886)
                                                                               ------------
                    COMMERCIAL SERVICES - FINANCE (2.41%)
         69,550       Paychex, Inc.                                              (2,423,818)
                                                                               ------------
                    COMPUTERS - (2.11%)
         42,300       Hewlett-Packard Co.                                          (868,842)
         52,550       Research in Motion, Ltd.                                   (1,246,486)
                                                                               ------------
                                                                                 (2,115,328)
                                                                               ------------
                    COMPUTERS - MEMORY DEVICES (0.66%)
         49,150       EMC Corp.                                                    (660,576)
                                                                               ------------
                    DIAGNOSTIC KITS - (1.46%)
         51,400       IDEXX Laboratories, Inc.                                   (1,465,414)
                                                                               ------------
                    E-COMMERCE/SERVICES - (0.27%)
         74,950       Homestore.com, Inc.                                          (269,820)
                                                                               ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (2.73%)
         67,800       Celestica, Inc.                                            (2,738,442)
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.36%)
        131,600       Applied Micro Circuits Corp.                             $ (1,489,712)
         63,600       Infineon Technologies AG, ADR                              (1,291,080)
         10,000       Nvidia Corp.                                                 (669,000)
        186,000       Rambus, Inc.                                               (1,486,140)
         15,900       Texas Instruments, Inc.                                      (445,200)
                                                                               ------------
                                                                                 (5,381,132)
                                                                               ------------
                    ELECTRONIC FORMS - (0.05%)
         13,800       Convera Corp.                                                 (46,230)
                                                                               ------------
                    ENTERPRISE SOFTWARE/SERVICE - (1.08%)
         31,400       Computer Associates International, Inc.                    (1,082,986)
                                                                               ------------
                    ENTERTAINMENT SOFTWARE - (0.25%)
         16,500       Midway Games, Inc.                                           (247,665)
                                                                               ------------
                    FOOD - RETAIL - (0.26%)
         26,400       Wild Oats Markets, Inc.                                      (262,152)
                                                                               ------------
                    FOOD - WHOLESALE/DISTRIBUTORS - (0.29%)
         15,900       Fleming Companies, Inc.                                      (294,150)
                                                                               ------------
                    HOTELS & MOTELS - (0.38%)
         23,450       Extended Stay America, Inc.                                  (384,580)
                                                                               ------------
                    INTERNET CONTENT - INFORMATION/NETWORK - (0.69%)
         20,300       Proquest Co.                                                 (688,373)
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                    INTERNET INFRASTRUCTURE SOFTWARE - (0.64%)
         29,800       F5 Networks, Inc.                                        $   (641,892)
                                                                               ------------
                    INTERNET SECURITY - (1.24%)
         31,300       Check Point Software Technologies, Ltd.                    (1,248,557)
                                                                               ------------
                    LINEN SUPPLY & RELATED ITEMS - (0.92%)
         19,300       Cintas Corp.                                                 (926,400)
                                                                               ------------
                    MACHINERY - PRINT TRADE - (0.38%)
         41,900       Presstek, Inc.                                               (384,223)
                                                                               ------------
                    MEDICAL - BIOMEDICAL/GENETICS - (0.29%)
          9,750       Cryolife, Inc.                                               (292,500)
                                                                               ------------
                    PHYSICAL THERAPY & REHABILITATION CENTERS - (0.30%)
         10,200       Rehabcare Group, Inc.                                        (301,920)
                                                                               ------------
                    RECREATIONAL CENTERS - (1.81%)
         84,350       Bally Total Fitness Holdings Corp.                         (1,818,586)
                                                                               ------------
                    RETAIL - APPAREL/SHOE - (0.18%)
         13,100       Gap, Inc.                                                    (182,614)
                                                                               ------------
                    SCHOOLS - (3.52%)
         78,700       Apollo Group, Inc., Class A                                (3,542,287)
                                                                               ------------
                    TELECOMMUNICATIONS EQUIPMENT - (0.31%)
         14,100       Comverse Technology, Inc.                                    (315,417)
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
       SHARES                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                    TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (1.46%)
         40,600       Exfo Electro - Optical Engineering, Inc.                 $   (482,328)
         51,200       Newport Corp.                                                (987,136)
                                                                               ------------
                                                                                 (1,469,464)
                                                                               ------------
                    TELEVISION - (0.56%)
         54,400       Pegasus Communications Corp.                                 (566,304)
                                                                               ------------
                      TOTAL SECURITIES SOLD, NOT YET PURCHASED
                          (PROCEEDS $38,023,097)                               $(31,824,346)
                                                                               ============


The accompanying notes are an integral part of these financial statements.

                        THIS PAGE IS INTENTIONALLY BLANK.

SAWGRASS FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------


Information pertaining to the Board of Managers of the Company is set forth below.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NUMBER OF
                                                                                                                    PORTFOLIOS IN
                                        TERM OF OFFICE                                                               FUND COMPLEX
      NAME, AGE, ADDRESS AND             AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OVERSEEN BY
 POSITION(S) WITH THE COMPANY             TIME SERVED         OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER          MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
  Sol Gittleman, 66                      Indefinite;         Senior Vice President and Provost of Tufts University          4
  Ballou Hall                          Since Inception       since 1981;
  Tufts University                                           Director of CIBC Oppenheimer Technology Partners,
  Medford, MA 02155                                          L.L.C., which is an affiliate;
  Manager                                                    Individual General Partner of Troon Partners, L.P. and
                                                             Augusta Partners, L.P., which are affiliates;
                                                             Manager of Alyeska Fund, L.L.C. and Deauville Europe
                                                             Fund, L.L.C., which are affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
  Luis Rubio, 45                         Indefinite;         President of Centro de Investigacion Para el                   4
  Centro de Investigacion              Since Inception       Desarrollo, A.C. (Center of Research Development);
  Para el Desarrollo, A.C.                                   Adjunct Fellow of the Center for Strategic and
  Jaime  Balmes No. 11, D-2                                  International Studies;
  Los Morales Polanco                                        Member of the Advisory Board of the National Council of
  Mexico D. F. 11510                                         Science and Technology of Mexico;
  Manager                                                    Director of the Human Rights Commission of Mexico City;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Director of CIBC Oppenheimer Technology Partners,
                                                             L.L.C. and certain other offshore private investment
                                                             funds administered by CIBC, which are affiliates;
                                                             Individual General Partner of Troon Partners, L.P. and
                                                             Augusta Partners, L.P., which are affiliates;
                                                             Manager of Alyeska Fund, L.L.C. and Deauville Europe
                                                             Fund, L.L.C., which are affiliates;
                                                             Trustee of Advantage Advisors Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 49                 Indefinite;         Associate Dean for Special Projects and Secretary to           4
Columbia Business School                Since Inception      the Board of Overseers at Columbia Business School
Office of the Dean                                           since 1990;
101 Uris Hall                                                Individual General Partner of Troon Partners, L.P. and
Columbia University                                          Augusta Partners, L.P., which are affiliates;
New York, NY 10027                                           Manager of Alyeska Fund, L.L.C. and Deauville Europe
Manager                                                      Fund, L.L.C., which are affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38                     Indefinite;         Managing Director, Asset Management, CIBC World Markets        8
CIBC World Markets Corp.                    Since            Corp.;
622 Third Avenue, 8th Floor               Inception          Principal Individual General Partner of Troon Partners,
New York, NY 10017                                           L.P. and Augusta Partners, L.P., which are affiliates;
Principal Manager                                            Member of the Board of Managers of Alyeska Fund,
                                                             L.L.C., Xanthus Fund, L.L.C., Whistler Fund, L.L.C.,
                                                             Stratigos Fund, L.L.C. and Wynstone Fund, L.L.C., which
                                                             are affiliates;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Member of the Management Board of Deauville Europe
                                                             Fund, L.L.C., which is an affiliate;
                                                             Chairman of the Board for the Advantage Advisers
                                                             Multi-Sector Fund I, which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------